Interim Financial Data (Details)	0 Months Ended		1 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended		4 Months Ended	1 Months Ended
	Oct. 30, 2014 Subsequent Event [Member] vessel	Oct. 30, 2014 Subsequent Event [Member] vessel	May 31, 2014 Frontline 2012 [Member] vessel t	Apr. 30, 2014 Frontline 2012 [Member] company vessel t	Jun. 30, 2014 Frontline 2012 [Member] vessel	Oct. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Oct. 31, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Sep. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] company vessel	Sep. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Mar. 31, 2015 Frontline 2012 [Member] Scenario, Forecast [Member] vessel company	Mar. 31, 2015 Frontline 2012 [Member] Scenario, Forecast [Member] Subsequent Event [Member] company	Apr. 30, 2014 Karpasia [Member] vessel
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired				5				13
Capesize Drybulk Size Range				180,000
Number of Vessels Acquired												1
Capesize Newbuildings Delivered			2		3	2	2	1	3
Number of Capesize Newbuildings acquired	14			5				10
Number of SPCs expected to be acquired				25						12
Vessels In Fleet	13
Time charter vessels		3
Spot market vessels		10
Number of capesize newbuildings expected to be acquired										12	12